                         [AMERICAN GENERAL LETTERHEAD]

                                   May 2, 2000

BY EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

         RE:      AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                       A.G. SEPARATE ACCOUNT A ("REGISTRANT")
                  PRODUCT: THE ONE MULTI-MANAGER ANNUITY - VARIABLE ANNUITY
                  FILE NOS: 333-70801 AND 811-8862
                  CIK NO. 0000932927

Dear Ladies and Gentlemen:

         I am writing this letter as Deputy General Counsel of American General Retirement Services, and as Counsel to American General Annuity Insurance Company, as the depositor of the Registrant and on behalf of the Registrant.

         Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

         Registrant hereby certifies that:

         (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

         (2) the Amendment, which is designated as Post-Effective Amendment No. 1 under the 1933 Act and as Amendment No. 16 under the Investment Company Act of 1940, was filed electronically on April 18, 2000.

         Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-1230.

                                                     Very truly yours,

                                                     /s/ PAULETTA P. COHN
                                                     ---------------------------
                                                         PAULETTA P. COHN